Total
BNY Mellon Emerging Markets Fund
Fund Summary BNY Mellon Emerging Markets Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Emerging Markets Fund		Class M Shares	Investor Shares
Investment advisory fees		1.15%	1.15%
Shareholder services fees		none	0.25%
Administration fees		0.14%	0.14%
Miscellaneous other expenses		0.23%	0.23%
Total other expenses		0.37%	0.62%
Total annual fund operating expenses		1.52%	1.77%
Fee waiver	[1]	(0.25%)	(0.25%)
Total annual fund operating expenses (after fee waiver)		1.27%	1.52%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund's average daily net assets until December 29, 2024. On or after December 29, 2024, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	129	456	805	1,791
Investor Shares	155	533	936	2,063

Expense Example No Redemption - BNY Mellon Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	129	456	805	1,791
Investor Shares	155	533	936	2,063

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 121.64% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Morgan Stanley Capital

International (MSCI) Emerging Markets Index. The fund's portfolio allocations, sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the MSCI Emerging Markets Index at any given time. Normally, the fund will invest in companies in a broad range of (and in any case at least five different) emerging market countries and may invest in companies of any market capitalization. The stocks purchased for the fund may have value and/or growth characteristics.

The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), employs a bottom-up investment approach which emphasizes individual stock selection. In selecting stocks for the fund's portfolio, the fund's sub-adviser considers the qualitative and quantitative attributes of companies within the emerging markets investment universe, including governance standards, long term growth outlook, business franchise quality, pricing power, returns on invested capital and financial leverage. The stock selection process is designed to produce a diversified portfolio of equity securities perceived by the fund's sub-adviser to have attractive quality and growth characteristics and priced at a level that offers an attractive risk-reward profile for investors. The fund may overweight or underweight certain emerging market countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular emerging market countries. As of the date of this prospectus, the fund expects to have significant exposure to securities of companies in China, India, South Korea and Taiwan. The fund also currently expects to have significant exposure to securities of companies in the information technology, financials and consumer staples sectors.

The fund typically sells a stock when the fund's sub-adviser determines the attributes of the business have fundamentally deteriorated relative to their previously held view, or when developments (including stock price moves) have caused the risk-reward profile of the investment to have fundamentally deteriorated.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. In addition, effective October 21, 2022, NIM became the fund's sub-adviser and the fund's investment approach, process and strategy was modified. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 and October 21, 2022 shown in the bar chart and table reflects the fund's investment strategy in effect prior to those dates.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q2, 2020: 20.19% Worst Quarter Q1, 2020: -26.73% The year-to-date total return of the fund's Class M shares as of September 30, 2023 was 0.54%.
Average Annual Total Returns as of 12/31/22
Average Annual Returns - BNY Mellon Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	(21.56%)	(1.68%)	1.23%
Investor Shares	(21.71%)	(1.93%)	0.98%
After Taxes on Distributions | Class M Shares	(23.67%)	(2.27%)	0.96%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	(10.98%)	(1.01%)	1.22%
MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes	(20.09%)	(1.40%)	1.44%